Geographic Information (Details) - Schedule of revenues by country based - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues		$ 474,736	$ 461,035	$ 382,903
North America [Member]
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues	[1]	197,519	188,980	187,258
Europe [Member]
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues	[2]	232,840	237,054	172,660
Rest of the world [Member]
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues		$ 44,377	$ 35,001	$ 22,985

[1]	Revenues from North America that are shown in the above table consist of revenues primarily from the United States (in amounts of $195,916, $186,909 and $186,687 during the years ended December 31, 2022, 2021 and 2020, respectively). Revenues from United States are higher by more than 20% than any other country (including Europe and rest of the world countries).
[2]	Revenues from Europe include revenues from United Kingdom, or UK, European Union countries (including Nordic region) and Israel. Revenues from the UK amounted to $64,380, $63,738 and $42,078 during the years ended December 31, 2022, 2021 and 2020, respectively.